Fair Value Measurements - Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Jul. 21, 2021	Dec. 31, 2020
Liabilities:
Warrant liabilities	$ 29,332		$ 0
Other
Liabilities:
Liabilities, noncurrent	2,015		4,343
Class B Units
Liabilities:
Liabilities, noncurrent	0		593,235
Recurring
Assets:
Total assets	25,001		25,016
Liabilities:
Total liabilities	31,347		597,578
Recurring | Public Warrants
Liabilities:
Warrant liabilities	19,599
Recurring | Private Warrants
Liabilities:
Warrant liabilities	9,733
Recurring | Other
Liabilities:
Liabilities, noncurrent	2,015		4,343
Recurring | Class B Units
Liabilities:
Liabilities, noncurrent			593,235
Recurring | Money market funds
Assets:
Money market funds	25,001		25,016
Level 1 | Recurring
Assets:
Total assets	25,001		25,016
Liabilities:
Total liabilities	19,599		0
Level 1 | Recurring | Public Warrants
Liabilities:
Warrant liabilities	19,599
Level 1 | Recurring | Private Warrants
Liabilities:
Warrant liabilities	0
Level 1 | Recurring | Other
Liabilities:
Liabilities, noncurrent	0		0
Level 1 | Recurring | Class B Units
Liabilities:
Liabilities, noncurrent			0
Level 1 | Recurring | Money market funds
Assets:
Money market funds	25,001		25,016
Level 2 | Recurring
Assets:
Total assets	0		0
Liabilities:
Total liabilities	0		0
Level 2 | Recurring | Public Warrants
Liabilities:
Warrant liabilities	0
Level 2 | Recurring | Private Warrants
Liabilities:
Warrant liabilities	0
Level 2 | Recurring | Other
Liabilities:
Liabilities, noncurrent	0		0
Level 2 | Recurring | Class B Units
Liabilities:
Liabilities, noncurrent			0
Level 2 | Recurring | Money market funds
Assets:
Money market funds	0		0
Level 3 | Recurring
Assets:
Total assets	0		0
Liabilities:
Total liabilities	11,748		597,578
Level 3 | Recurring | Public Warrants
Liabilities:
Warrant liabilities	0
Level 3 | Recurring | Private Warrants
Liabilities:
Warrant liabilities	9,733
Level 3 | Recurring | Other
Liabilities:
Liabilities, noncurrent	2,015		4,343
Level 3 | Recurring | Class B Units
Liabilities:
Liabilities, noncurrent		$ 45,021	593,235
Level 3 | Recurring | Money market funds
Assets:
Money market funds	$ 0		$ 0